Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Wells Fargo net income		$ 22,393	$ 22,183	$ 21,938
Debt securities (1):
Net unrealized gains (losses) arising during the period	[1]	(4,493)	2,719	(3,458)
Reclassification of net (gains) losses to net income	[1]	248	(737)	(1,240)
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period		(532)	(540)	177
Reclassification of net (gains) losses on cash flow hedges to net income		294	(543)	(1,029)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period		(434)	49	(52)
Amortization of net actuarial loss, settlements and other to net income		253	153	158
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period		(156)	96	(3)
Other comprehensive income (loss), before tax		(4,820)	1,197	(5,447)
Income tax benefit (expense) related to other comprehensive income		1,144	(434)	1,996
Other comprehensive income (loss), net of tax		(3,676)	763	(3,451)
Less: Other comprehensive loss from noncontrolling interests		(2)	(62)	(17)
Wells Fargo other comprehensive income (loss), net of tax		(3,674)	825	(3,434)
Wells Fargo comprehensive income		18,719	23,008	18,504
Comprehensive income from noncontrolling interests		481	215	90
Total comprehensive income		$ 19,200	$ 23,223	$ 18,594

[1]	(1)The year ended December 31, 2017, and December 31, 2016, includes net unrealized gains (losses) arising during the period from equity securities of $81 million and $259 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million and $(300) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.